Investments in affiliates (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating income / (loss)	$ (236)	$ 386	$ (249)
Net income	167	845	$ 1,650
Blue Sky
Net sales	41,208	48,365
Operating income / (loss)	(643)	1,926
Net income	$ 1,282	$ 2,008